Leases - Lease cost recognized in statements of operations and comprehensive loss (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Cost of revenues and operating expenses
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 6,535	¥ 42,643